Debt - Summary (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ (1,130,256)
Long-term debt	(1,151,465)	$ (1,367,937)	[1]
Total	(2,281,721)
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(802,341)
Long-term debt	(504,821)	$ (625,119)
Total	(1,307,162)
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(327,915)
Long-term debt	(646,644)
Total	$ (974,559)

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).